Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 45.2%

Security	Shares	Value
Aerospace & Defense — 1.8%
Boeing Co. (The)	6,716	$2,294,253
General Dynamics Corp.	11,158	1,794,429
Lockheed Martin Corp.	7,495	2,537,357
Northrop Grumman Corp.	4,143	1,256,365
Raytheon Co.	13,444	2,345,978
United Technologies Corp.	14,210	1,794,723

		$12,023,105

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	24,858	$1,979,442
Expeditors International of Washington, Inc.	12,123	843,640

		$2,823,082

Banks — 1.6%
Bank of America Corp.	48,002	$1,276,853
JPMorgan Chase & Co.	19,284	2,043,333
M&T Bank Corp.	6,685	1,066,926
People’s United Financial, Inc.	64,833	996,483
PNC Financial Services Group, Inc. (The)	9,435	1,200,698
U.S. Bancorp	26,682	1,339,436
Wells Fargo & Co.	57,012	2,529,623

		$10,453,352

Beverages — 1.0%
Asahi Group Holdings, Ltd.	20,300	$891,375
Britvic PLC	77,886	875,824
Brown-Forman Corp., Class B	18,086	903,938
Coca-Cola Co. (The)	49,541	2,433,949
PepsiCo, Inc.	14,193	1,816,704

		$6,921,790

Biotechnology — 1.1%
AbbVie, Inc.	18,165	$1,393,437
Amgen, Inc.	10,363	1,727,512
Biogen, Inc.(1)	3,379	740,981
CSL, Ltd.	9,458	1,343,823
Gilead Sciences, Inc.	15,670	975,458
Vertex Pharmaceuticals, Inc.(1)	5,958	990,100

		$7,171,311

Building Products — 0.4%
A.O. Smith Corp.	38,281	$1,550,381
Daikin Industries, Ltd.	7,700	931,239

		$2,481,620

Security	Shares	Value
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The)	35,638	$1,521,386
BlackRock, Inc.	3,750	1,558,350
Charles Schwab Corp. (The)	25,576	1,064,217
CME Group, Inc.	5,707	1,096,429
Intercontinental Exchange, Inc.	11,525	947,470
Morgan Stanley	20,838	847,898
State Street Corp.	9,274	512,389

		$7,548,139

Chemicals — 1.0%
Air Products and Chemicals, Inc.	5,146	$1,047,674
Eastman Chemical Co.	7,451	483,719
Ecolab, Inc.	7,259	1,336,309
International Flavors & Fragrances, Inc.	9,588	1,298,407
LyondellBasell Industries NV, Class A	7,059	524,131
Sherwin-Williams Co. (The)	4,168	1,748,268

		$6,438,508

Communications Equipment — 0.2%
Cisco Systems, Inc.	31,889	$1,659,185

		$1,659,185

Consumer Finance — 0.1%
American Express Co.	8,303	$952,437

		$952,437

Containers & Packaging — 0.6%
AptarGroup, Inc.	8,865	$1,004,139
Ball Corp.	18,650	1,144,923
Sonoco Products Co.	26,512	1,639,237

		$3,788,299

Distributors — 0.2%
Genuine Parts Co.	11,596	$1,146,844

		$1,146,844

Diversified Consumer Services — 0.1%
TAL Education Group ADR(1)	26,730	$919,779

		$919,779

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	5,962	$1,177,018

		$1,177,018

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	58,680	$1,794,435
Verizon Communications, Inc.	28,449	1,546,203

		$3,340,638

Electric Utilities — 1.1%
Alliant Energy Corp.	19,675	$933,776
Eversource Energy	24,310	1,795,050
IDACORP, Inc.	15,546	1,558,798
NextEra Energy, Inc.	11,743	2,327,580
Xcel Energy, Inc.	16,880	967,899

		$7,583,103

Security	Shares	Value
Electrical Equipment — 0.4%
AMETEK, Inc.	11,998	$982,516
Eaton Corp. PLC	11,860	883,452
Emerson Electric Co.	13,547	816,071

		$2,682,039

Entertainment — 0.3%
Netflix, Inc.(1)	4,141	$1,421,523
Walt Disney Co. (The)	3,934	519,445

		$1,940,968

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	10,040	$2,405,383
Create SD Holdings Co., Ltd.	32,900	708,726
George Weston, Ltd.	12,332	921,250
Heiwado Co., Ltd.	34,700	608,330
Kroger Co. (The)	29,196	665,961
Loblaw Cos., Ltd.	18,837	966,658
San-A Co., Ltd.	21,200	820,384
Sugi Holdings Co., Ltd.	20,200	914,354
Tsuruha Holdings, Inc.	9,300	742,346
Walgreens Boots Alliance, Inc.	18,264	901,146
Walmart, Inc.	11,191	1,135,215
Yaoko Co., Ltd.	14,600	697,849

		$11,487,602

Food Products — 2.7%
AAK AB	65,737	$1,134,779
Archer-Daniels-Midland Co.	19,445	745,132
Associated British Foods PLC	29,596	922,470
Calbee, Inc.	26,000	737,305
General Mills, Inc.	21,761	1,075,864
Hershey Co. (The)	13,171	1,738,045
Hormel Foods Corp.	35,353	1,396,090
JM Smucker Co. (The)	8,389	1,019,767
Kellogg Co.	14,159	744,197
Kewpie Corp.	35,800	801,905
Kikkoman Corp.	15,100	624,204
McCormick & Co., Inc.	11,067	1,726,895
MEIJI Holdings Co., Ltd.	10,100	707,542
Nisshin Seifun Group, Inc.	42,500	986,945
S Foods, Inc.	21,000	706,552
Saputo, Inc.	44,409	1,477,890
Tyson Foods, Inc., Class A	14,543	1,103,668
Yakult Honsha Co., Ltd.	11,500	653,014

		$18,302,264

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	21,145	$1,609,769
Baxter International, Inc.	14,973	1,099,617
Becton, Dickinson and Co.	8,435	1,969,066
Boston Scientific Corp.(1)	30,732	1,180,416
Cooper Cos., Inc. (The)	4,943	1,471,976
Danaher Corp.	18,680	2,465,947
DENTSPLY SIRONA, Inc.	20,528	1,105,843
Edwards Lifesciences Corp.(1)	5,443	929,120
Fisher & Paykel Healthcare Corp., Ltd.	150,074	1,508,610

Security	Shares	Value
GN Store Nord A/S	19,991	$942,759
Hoya Corp.	14,000	969,064
IDEXX Laboratories, Inc.(1)	4,541	1,134,206
Intuitive Surgical, Inc.(1)	2,089	971,072
Koninklijke Philips NV	27,134	1,075,312
Medtronic PLC	16,182	1,498,129
ResMed, Inc.	9,516	1,085,966
Sartorius AG, PFC Shares	6,444	1,222,765
Siemens Healthineers AG(2)	20,567	800,521
Stryker Corp.	11,065	2,027,551
Sysmex Corp.	15,900	1,099,230
Terumo Corp.	29,600	836,726
Varian Medical Systems, Inc.(1)	6,685	844,048
West Pharmaceutical Services, Inc.	8,370	959,202

		$28,806,915

Health Care Providers & Services — 3.2%
Alfresa Holdings Corp.	31,100	$777,676
Anthem, Inc.	6,925	1,925,011
Cardinal Health, Inc.	17,798	748,762
Centene Corp.(1)	14,238	822,244
Cigna Corp.	10,451	1,546,957
CVS Health Corp.	30,049	1,573,666
Henry Schein, Inc.(1)	10,993	708,609
Humana, Inc.	3,427	839,135
Laboratory Corp. of America Holdings(1)	6,419	1,043,794
McKesson Corp.	9,145	1,116,970
MEDNAX, Inc.(1)	24,153	595,613
Orpea	7,961	906,374
Quest Diagnostics, Inc.	9,864	946,056
Ramsay Health Care, Ltd.	35,071	1,694,465
Ryman Healthcare, Ltd.	167,431	1,266,416
UnitedHealth Group, Inc.	13,206	3,193,211
Universal Health Services, Inc., Class B	12,481	1,492,104

		$21,197,063

Health Care Technology — 0.2%
Cerner Corp.(1)	15,697	$1,098,319

		$1,098,319

Hotels, Restaurants & Leisure — 0.6%
Marriott International, Inc., Class A	9,029	$1,127,180
McDonald’s Corp.	13,030	2,583,458

		$3,710,638

Household Products — 1.6%
Church & Dwight Co., Inc.	23,091	$1,718,201
Clorox Co. (The)	10,002	1,488,398
Colgate-Palmolive Co.	25,440	1,771,133
Henkel AG & Co. KGaA	15,069	1,305,408
Kimberly-Clark Corp.	10,179	1,301,792
Procter & Gamble Co. (The)	21,603	2,223,165
Reckitt Benckiser Group PLC	10,759	863,564

		$10,671,661

Security	Shares	Value
Industrial Conglomerates — 0.6%
3M Co.	7,482	$1,195,250
Honeywell International, Inc.	10,685	1,755,652
Roper Technologies, Inc.	3,029	1,041,734

		$3,992,636

Insurance — 0.7%
Aflac, Inc.	17,242	$884,515
Aon PLC	12,000	2,160,840
Marsh & McLennan Cos., Inc.	19,817	1,894,505

		$4,939,860

Interactive Media & Services — 1.4%
Alphabet, Inc., Class A(1)	1,745	$1,930,842
Alphabet, Inc., Class C(1)	1,849	2,040,612
Autohome, Inc. ADR(1)	13,140	1,128,726
Baidu, Inc. ADR(1)	5,330	586,300
Facebook, Inc., Class A(1)	14,493	2,572,073
Tencent Holdings, Ltd.	26,600	1,109,157

		$9,367,710

Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding, Ltd. ADR(1)	8,300	$1,238,858
Amazon.com, Inc.(1)	2,618	4,647,133

		$5,885,991

IT Services — 1.7%
Automatic Data Processing, Inc.	12,328	$1,973,959
Cognizant Technology Solutions Corp., Class A	23,028	1,426,124
Fidelity National Information Services, Inc.	13,807	1,660,982
International Business Machines Corp.	10,497	1,333,014
Mastercard, Inc., Class A	6,204	1,560,244
Paychex, Inc.	18,639	1,599,040
Visa, Inc., Class A	12,285	1,981,939

		$11,535,302

Life Sciences Tools & Services — 1.2%
Illumina, Inc.(1)	3,255	$998,992
Lonza Group AG	3,011	923,108
Mettler-Toledo International, Inc.(1)	2,285	1,652,261
PerkinElmer, Inc.	10,625	917,362
Sartorius Stedim Biotech	8,271	1,145,890
Thermo Fisher Scientific, Inc.	9,275	2,476,239

		$8,113,852

Machinery — 0.5%
Illinois Tool Works, Inc.	10,364	$1,447,229
Snap-on, Inc.	5,338	832,301
Stanley Black & Decker, Inc.	6,426	817,516

		$3,097,046

Media — 0.4%
Comcast Corp., Class A	40,334	$1,653,694
Omnicom Group, Inc.	11,286	873,085

		$2,526,779

Security	Shares	Value
Multi-Utilities — 0.9%
CMS Energy Corp.	16,773	$941,133
DTE Energy Co.	7,442	933,748
NorthWestern Corp.	23,698	1,681,136
Telecom Plus PLC	43,074	804,619
WEC Energy Group, Inc.	23,015	1,853,858

		$6,214,494

Oil, Gas & Consumable Fuels — 0.8%
Chevron Corp.	7,261	$826,665
Enagas SA	29,151	796,774
Exxon Mobil Corp.	24,362	1,724,099
Pembina Pipeline Corp.	25,586	912,652
World Fuel Services Corp.	35,223	1,026,398

		$5,286,588

Personal Products — 1.3%
Beiersdorf AG	14,146	$1,627,782
Estee Lauder Cos., Inc. (The), Class A	8,937	1,439,125
Kao Corp.	11,100	861,373
Kose Corp.	5,400	848,913
Unilever NV	37,979	2,286,087
Unilever PLC	27,956	1,705,476

		$8,768,756

Pharmaceuticals — 3.5%
Allergan PLC	6,093	$742,798
Astellas Pharma, Inc.	118,100	1,582,650
Bayer AG	15,190	898,242
Bristol-Myers Squibb Co.	19,300	875,641
Chugai Pharmaceutical Co., Ltd.	13,700	910,285
Eli Lilly & Co.	11,614	1,346,527
Johnson & Johnson	15,548	2,039,120
Kaken Pharmaceutical Co., Ltd.	17,200	812,347
Merck & Co., Inc.	33,347	2,641,416
Merck KGaA	14,655	1,414,243
Novo Nordisk A/S, Class B	43,010	2,023,978
Pfizer, Inc.	77,156	3,203,517
Roche Holding AG PC	6,578	1,727,725
Sanofi	11,110	897,214
Shionogi & Co., Ltd.	13,900	757,902
Zoetis, Inc.	12,835	1,296,977

		$23,170,582

Road & Rail — 0.9%
CSX Corp.	28,692	$2,136,693
J.B. Hunt Transport Services, Inc.	11,779	1,002,864
Norfolk Southern Corp.	5,378	1,049,463
Union Pacific Corp.	11,450	1,909,631

		$6,098,651

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	19,545	$860,762
NVIDIA Corp.	8,759	1,186,494
QUALCOMM, Inc.	18,442	1,232,295
Texas Instruments, Inc.	16,098	1,679,182

		$4,958,733

Security	Shares	Value
Software — 1.1%
Microsoft Corp.	46,948	$5,806,529
Oracle Corp.	34,432	1,742,259

		$7,548,788

Specialty Retail — 0.7%
Home Depot, Inc. (The)	9,297	$1,765,035
Lowe’s Cos., Inc.	11,067	1,032,330
TJX Cos., Inc. (The)	32,852	1,652,127

		$4,449,492

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	30,602	$5,357,492

		$5,357,492

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	24,416	$1,883,450

		$1,883,450

Tobacco — 0.4%
Altria Group, Inc.	37,378	$1,833,765
Philip Morris International, Inc.	11,064	853,366

		$2,687,131

Total Common Stocks (identified cost $262,996,100)		$302,209,012

U.S. Treasury Obligations — 28.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
0.75%, 8/15/19	$2,956	$2,945,743
1.25%, 3/31/21	18,270	18,035,301
1.375%, 1/15/20	3,520	3,499,306
1.375%, 2/29/20	4,732	4,698,331
1.375%, 4/30/20	3,000	2,975,683
1.375%, 5/31/20	3,571	3,540,800
1.375%, 4/30/21	12,697	12,559,715
1.50%, 5/31/20	3,666	3,639,965
1.50%, 6/15/20	3,500	3,474,160
1.50%, 7/15/20	9,173	9,104,561
1.625%, 7/31/19	2,327	2,323,861
1.625%, 12/31/19	3,660	3,644,674
1.625%, 6/30/20	13,458	13,374,577
1.625%, 7/31/20	4,071	4,045,457
2.00%, 7/31/20	3,500	3,492,891
2.00%, 11/30/20	14,949	14,941,593
2.125%, 8/31/20	4,350	4,350,495
2.125%, 1/31/21	9,109	9,126,590
2.125%, 8/15/21	9,134	9,172,868
2.25%, 4/30/21	16,703	16,796,604
2.625%, 11/15/20	12,893	12,999,014
2.625%, 7/15/21	6,010	6,096,628

Security	Principal Amount (000’s omitted)	Value
2.75%, 8/15/21	$8,988	$9,147,397
3.50%, 5/15/20	15,397	15,576,132

Total U.S. Treasury Obligations (identified cost $188,322,278)		$189,562,346

Exchange-Traded Funds(3) — 22.0%

Security	Shares	Value
Equity Funds — 4.2%
iShares MSCI China ETF	509,791	$28,206,736

		$28,206,736

Fixed Income Funds — 16.1%
First Trust Low Duration Opportunities ETF	340,700	$17,546,050
WisdomTree Floating Rate Treasury Fund	3,600,000	90,324,000

		$107,870,050

Short-Term Fixed Income Funds — 1.7%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,080,999

		$11,080,999

Total Exchange-Traded Funds (identified cost $151,743,950)		$147,157,785

Short-Term Investments — 4.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.53%(4)	30,092,278	$30,092,278

Total Short-Term Investments (identified cost $30,091,349)		$30,092,278

Total Investments — 100.0% (identified cost $633,153,677)		$669,021,421

Other Assets, Less Liabilities — (0.0)%(5)		$(290,420)

Net Assets — 100.0%		$668,731,001

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2019, the aggregate value of these securities is $800,521 or 0.1% of the Fund’s net assets.

(3)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2019 was $1,446,826.

(5)	Amount is less than (0.05)%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	68.6%	$458,616,450
Japan	3.1	20,988,236
United Kingdom	1.1	7,458,040
Germany	1.1	7,268,961
China	0.8	4,982,820
Canada	0.6	4,278,450
Australia	0.5	3,038,288
Denmark	0.4	2,966,737
France	0.4	2,949,478
New Zealand	0.4	2,775,026
Switzerland	0.4	2,650,833
Sweden	0.2	1,134,779
Netherlands	0.2	1,075,312
Ireland	0.1	883,452
Spain	0.1	796,774
Exchange-Traded Funds	22.0	147,157,785

Total Investments	100.0%	$669,021,421

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at May 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$16,066,938	$1,109,157		$—	$17,176,095
Consumer Discretionary	17,996,194	—		—	17,996,194
Consumer Staples	35,806,697	23,032,507		—	58,839,204
Energy	4,489,814	796,774		—	5,286,588
Financials	25,070,806	—		—	25,070,806
Health Care	62,020,717	27,537,325		—	89,558,042
Industrials	32,266,940	931,239		—	33,198,179
Information Technology	31,059,500	—		—	31,059,500
Materials	10,226,807	—		—	10,226,807
Utilities	12,992,978	804,619		—	13,797,597
Total Common Stocks	$247,997,391	$54,211,621	*	$—	$302,209,012
U.S. Treasury Obligations	$—	$189,562,346		$—	$189,562,346
Exchange-Traded Funds	147,157,785	—		—	147,157,785
Short-Term Investments	—	30,092,278		—	30,092,278
Total Investments	$395,155,176	$273,866,245		$—	$669,021,421

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.